Related Party Expense Related Party Transactions - Advisor (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Expenses from transactions with related party			$ 5,454	$ 0	$ 0
Advisory Agreement
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 7,270	$ 13,435	20,301	26,232	11,776
Advisory Agreement | Acquisition Fees
Related Party Transaction [Line Items]
Expenses from transactions with related party	902	1,050	1,344	2,342	1,247
Advisory Agreement | Due Diligence Fees
Related Party Transaction [Line Items]
Expenses from transactions with related party	183	213	583	464	208
Advisory Agreement | Asset Management Fees
Related Party Transaction [Line Items]
Expenses from transactions with related party	5,228	10,317	15,573	19,239	4,601
Advisory Agreement | OP Units Distribution
Related Party Transaction [Line Items]
Expenses from transactions with related party	465	925	1,373	1,866	1,820
Advisory Agreement | Class B Units Distribution
Related Party Transaction [Line Items]
Expenses from transactions with related party	473	911	1,409	1,576	625
Advisory Agreement | Disposition fee
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 19	$ 19	$ 19	$ 745	$ 47